Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Schedule of revenue by agreement
For the years ended and December 31, 2020 and 2019, royalty, stream and other interest revenues were earned from the following jurisdictions and type of underlying agreement:

	Revenue for the year ended December 31, 2020
	Gold Streams	Silver Streams	Royalties	Gold Prepay Loan	Total
	$	$	$	$	$	%

North America	—	5,083	208	11,689	16,980	63%
South America	—	—	1,178	—	1,178	4%
Africa	7,454	—	—	—	7,454	28%
Australia	—	1,154	—	—	1,154	4%
	7,454	6,237	1,386	11,689	26,766	100%

	Revenue for the year ended December 31, 2019
	Silver Streams	Gold Prepay Loan	Total
	$	$	$	%

North America	3,250	14,015	17,265	99%
Australia	112	—	112	1%
	3,362	14,015	17,377	100%

Schedule of net assets by agreement
The following table summarizes the carrying values of the Company’s royalty, stream and other interests as at December 31, 2020:

	Cost			Accumulated depletion			Carrying amount
	Balance – January 1, 2020	Additions	Balance – December 31, 2020	Balance – January 1, 2020	Depletion	Balance – December 31, 2020	Balance – December 31, 2020
Stream interests
Blyvoor Gold Stream	37,000	—	37,000	—	—	—	37,000
Woodlawn Silver Stream	19,000	—	19,000	(35)	(367)	(402)	18,598
Mercedes and South Arturo Silver Stream	20,086	—	20,086	(7,078)	(2,581)	(9,659)	10,427
Bonikro Gold Stream	—	35,011	35,011	—	(4,083)	(4,083)	30,928
Total – Stream interests	76,086	35,011	111,097	(7,113)	(7,031)	(14,144)	96,953

Royalty and other interests
RDM Gold Royalty	—	5,817	5,817	—	(699)	(699)	5,118
Gualcamayo Gold Royalty	—	39,634	39,634	—	—	—	39,634
Suruca Gold Royalty	—	12,512	12,512	—	—	—	12,512
Troilus Gold Royalty	—	8,575	8,575	—	—	—	8,575
Moss Gold Royalty	—	9,086	9,086	—	(139)	(139)	8,947
Robertson Gold Royalty	—	34,665	34,665	—	—	—	34,665
Blackwater Gold Royalty	—	1,519	1,519	—	—	—	1,519
Total – Royalty and other interests	—	111,808	111,808	—	(838)	(838)	110,970

	76,086	146,819	222,905	(7,113)	(7,869)	(14,982)	207,923

The following table summarizes the carrying values of the Company’s stream interests as at December 31, 2019:

	Cost			Accumulated depletion			Carrying amount
	Balance – January 1, 2019	Additions	Balance – December 31, 2019	Balance – January 1, 2019	Depletion	Balance – December 31, 2019	Balance – December 31, 2019
Stream interests
Blyvoor Gold Stream	—	37,000	37,000	—	—	—	37,000
Woodlawn Silver Stream	16,000	3,000	19,000	—	(35)	(35)	18,965
Mercedes and South Arturo Silver Stream	10,086	10,000	20,086	(4,522)	(2,556)	(7,078)	13,008
Total – Stream interests	26,086	50,000	76,086	(4,522)	(2,591)	(7,113)	68,973
The following table summarizes the royalty, stream and other interests, as at December 31, 2020 and December 31, 2019, based on the jurisdictions of the mining properties and type of underlying agreement:

	As at December 31, 2020
	Gold Streams	Silver Streams	Royalties	Total
	$	$		$	%

North America	—	10,427	53,706	64,133	31%
South America	—	—	57,264	57,264	28%
Africa	67,928	—	—	67,928	33%
Australia	—	18,598	—	18,598	9%
	67,928	29,025	110,970	207,923	100%

	As at December 31, 2019
	Gold Streams	Silver Streams	Total
	$	$	$	%

North America	—	13,008	13,008	19%
Africa	37,000	—	37,000	54%
Australia	—	18,965	18,965	27%
	37,000	31,973	68,973	100%